UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2012

Semi-Annual Repor  t

Legg Mason

Dynamic Multi-Strategy Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Dynamic Multi-Strategy Fund

Fund objective

The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Dynamic Multi-Strategy Fund for the period since the Fund’s inception on June 29, 2012 through July 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

Legg Mason Dynamic Multi-Strategy Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the period since the Fund’s inception on June 29, 2012 through July 31, 2012 (the “reporting period”), however the pace of the expansion was disappointing. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.7% in the second quarter of 2012, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. Unemployment remained elevated during the reporting period. As reported by the U.S. Department of Labor, unemployment was 8.2% in June 2012 and then increased to 8.3% in July. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales rose 2.3% on a seasonally adjusted basis in July 2012 versus the previous month. This represented the first monthly increase since April 2012. In addition, the NAR reported that the median existing-home price for all housing types was $187,300 in July 2012, up 9.4% from July 2011. This marked the fifth consecutive month that home prices rose compared to the same period a year earlier and the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. The Institute for Supply Management’s PMI (“PMI”)ii in May 2012 was 53.5 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then fell to 49.7 in June, the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it remained in contraction territory.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2012 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “In the past three months, the global recovery, which was not strong to start with, has shown signs of further weakness.” The IMF now projects that global growth will fall from 3.9% in 2011 to 3.5% in 2012. From a regional perspective, the IMF now anticipates 2012 growth will be -0.3% in the Eurozone. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 6.2% in 2011 to 5.6% in 2012.

IV	Legg Mason Dynamic Multi-Strategy Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, on August 1, after the reporting period ended, the Fed said, “The [Federal Open Market] Committee will closely monitor incoming information on economic and financial developments and will provide additional accommodation as needed to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December (prior to the beginning of the reporting period), equaling its all-time low. In July 2012, the ECB then cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June and again in July.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After falling sharply in May 2012, given fears of contagion from Europe and some disappointing economic data in the U.S., the market then rallied in June and July. Triggering this turnaround were some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, during the reporting period the S&P 500 Indexv returned 1.39%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the reporting period, with the large-cap Russell 1000 Indexvi returning 1.19%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 0.23% and -1.38%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 1.10% and 0.88%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a positive return but lagged its U.S. counterpart during the reporting period, gaining 1.13%. The relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also rose during the reporting period, with the MSCI Emerging Markets Indexxii returned 1.95%.

Legg Mason Dynamic Multi-Strategy Fund	V

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short- and long-term Treasury yields moved lower during the reporting period. When the period began, two- and ten-year Treasury yields were 0.33% and 1.67%, respectively. Yields generally moved given renewed fears over the European sovereign debt crisis. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then edged higher late in the month due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on July 31, 2012, two-year Treasury yields were 0.23% and ten-year Treasury yields were 1.51%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors performed well during the reporting period, in part due to solid demand from investors looking to generate incremental yield in the low interest rate environment. During the reporting period the overall U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiii, returned 1.38%. The riskier spread sectors, including high-yield bonds and emerging market debt, generated even better results. During the reporting period, the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxiv and the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xv returned 1.90% and 4.00%, respectively.

Performance review

For the period since inception on June 29, 2012 through July 31, 2012, Class A shares of Legg Mason Dynamic Multi-Strategy Fund, excluding sales charges, returned 0.90%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 3000 Indexxvi, returned 1.38% and 0.99%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 1.14% over the same time frame.

Performance Snapshot as of July 31, 2012 (unaudited)
(excluding sales charges)	Since Fund Inception*
Legg Mason Dynamic Multi-Strategy Fund:
Class A	0.90%
Barclays U.S. Aggregate Index	1.38%
Russell 3000 Index	0.99%
Composite Indexxvii	0.95%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	1.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

* The Fund’s inception date is June 29, 2012.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the one-month period ended July 31, 2012 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 600 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Dynamic Multi-Strategy Fund

Investment commentary (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 27, 2012, the gross total annual operating expense ratio for Class A shares was 4.42%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses to average net assets is not expected to exceed 1.45% for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

†	Includes expenses of underlying funds in which the Fund invests.

Legg Mason Dynamic Multi-Strategy Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii The	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xiv

The Barclays Corporate U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvi The	Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xvii The

Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Barclays Global Aggregate ex-USD Index and 15% Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	1

Fund at a glance (unaudited)

Legg Mason Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2012

Investments in Underlying Funds

% of Total Investments	Top 5 Sectors
19.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
14.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
14.1 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
14.1 Western Asset Funds Inc. — Western Asset Intermediate Bond Fund	Financials U.S. Government & Agency Obligations Asset-Backed Securities Collateralized Mortgage Obligations Energy
14.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
9.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
9.0 Royce Heritage Fund	Industrials Financials Information Technology Consumer Discretionary Materials

†	Subject to change at any time.

2	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Fund at a glance (unaudited) (cont’d)

Legg Mason Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2012

% of Total Investments	Top 5 Sectors
1.0 iShares Trust — iShares Barclays Intermediate Credit Bond Fund	Industrial Financial Institutions Utility Agencies Supranational
1.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
1.0 iShares Trust — iShares S&P/Citigroup International Treasury Bond Fund	Japan Italy Germany France United Kingdom
1.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
0.9 iShares Trust — iShares Russell 1000 Index Fund	Technology Financial Services Consumer Discretionary Health Care Producer Durables
0.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
0.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples

†	Subject to change at any time.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 29, 2012 (commencement of operations) and held for the period ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class A	0.90%	$1,000.00	$1,009.00	0.81%	$0.73	Class A	5.00%	$1,000.00	$1,020.84	0.81%	$4.07

[1]	For the period June 29, 2012 (commencement of operations) to July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (33), then divided by 366.

[5]	For the six months ended July 31, 2012.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Schedule of investments (unaudited)

July 31, 2012

Legg Mason Dynamic Multi-Strategy Fund

Description			Shares	Value
Investments in Underlying Funds — 98.2%
iShares Trust:
iShares Barclays Intermediate Credit Bond Fund			366	$40,497
iShares MSCI EAFE Index Fund			800	40,000
iShares Russell 1000 Growth Index Fund			409	26,151
iShares Russell 1000 Index Fund			463	35,183
iShares Russell 1000 Value Index Fund			428	29,451
iShares Russell 2000 Index Fund			500	39,175
iShares S&P/Citigroup International Treasury Bond Fund			400	39,576
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			30,957	357,552	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			36,549	561,387	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			49,003	559,122	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			66,096	762,082	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			4,197	556,852	*(a)
Royce Heritage Fund			26,630	355,249	(a)
Western Asset Funds Inc. — Western Asset Intermediate Bond Fund			50,188	559,093	(a)
Total Investments in Underlying Funds (Cost — $3,923,001)				3,961,370

Security		Expiration Date	Contracts
Purchased Options — 0.9%
E-mini S&P 500 Index Futures, Put @ $1,150.00		6/21/13	1	2,412
S&P 500 Index, Put @ $1,175.00		12/21/13	4	32,940
Total Purchased Options (Cost — $39,776)				35,352
Total Investments before Short-Term Investments (Cost — $3,962,777)				3,996,722

Rate		Maturity Date	Face Amount
Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Procceeds at maturity — $33,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $33,660) (Cost — $33,000)	0.170%	8/1/12	$33,000	33,000
Total Investments — 99.9% (Cost — $3,995,777#)				4,029,722
Other Assets in Excess of Liabilities — 0.1%				4,641
Total Net Assets — 100.0%				$4,034,363

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	5

Statement of assets and liabilities (unaudited)

July 31, 2012

Assets:
Investments in affiliated Underlying Funds, at cost	$3,673,985
Investments in unaffiliated Underlying Funds and investments, at cost	321,792
Investments in affiliated Underlying Funds, at value	3,711,337
Investments in unaffiliated Underlying Funds and investments, at value	318,385
Receivable for affiliated Underlying Funds sold	47,000
Receivable from investment manager	43,435
Total Assets	4,120,157

Liabilities:
Due to custodian	40,840
Payable for affiliated Underlying Funds purchased	20,000
Payable for offering and organization costs	14,827
Service and/or distribution fees payable	901
Accrued expenses	9,226
Total Liabilities	85,794
Total Net Assets	$4,034,363

Net Assets:
Par value (Note 5)	$4
Paid-in capital in excess of par value	3,999,996
Accumulated net investment loss	(121)
Accumulated net realized gain on Underlying Funds	539
Net unrealized appreciation on Underlying Funds and investments	33,945
Total Net Assets	$4,034,363

Shares Outstanding:
Class A	400,000

Net Asset Value:
Class A	$10.09
Maximum Public Offering Price Per Share:
(based on maximum initial sales charge of 5.75%)	$10.71

See Notes to Financial Statements.

6	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended July 31, 2012†

Investment Income:
Income distributions from affiliated Underlying Funds	$2,561
Income distributions from unaffiliated Underlying Funds	162
Interest	60
Total Investment Income	2,783

Expenses:
Organization expenses	20,000
Offering costs	12,336
Audit and tax	3,137
Legal fees	3,042
Shareholder reports	3,042
Fund accounting fees	1,767
Investment management fee (Note 2)	1,622
Service and/or distribution fees (Note 2)	901
Custody fees	800
Transfer agent fees	446
Trustees’ fees	16
Miscellaneous expenses	69
Total Expenses	47,178
Less: Fee waivers and/or expense reimbursements (Notes 2)	(44,274)
Net Expenses	2,904
Net Investment Loss	(121)

Realized and Unrealized Gain (Loss) on Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain From:
Sale of affiliated Underlying Funds	424
Sale of unaffiliated Underlying Funds	115
Net Realized Gain	539
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	37,352
Unaffiliated Underlying Funds and investments	(3,407)
Change in Net Unrealized Appreciation (Depreciation)	33,945
Net Gain on Underlying Funds and Investments	34,484
Increase in Net Assets From Operations	$34,363

†	For the period June 29, 2012 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	7

Statement of changes in net assets

For the Period Ended July 31, 2012 (unaudited)	2012†

Operations:
Net investment loss	$(121)
Net realized gain	539
Change in net unrealized appreciation (depreciation)	33,945
Increase in Net Assets From Operations	34,363

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	4,000,000
Increase in Net Assets From Fund Share Transactions	4,000,000
Increase in Net Assets	4,034,363

Net Assets:
Beginning of period	—
End of period*	$4,034,363
* Includes accumulated net investment loss of:	$(121)

†	For the period June 29, 2012 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements.

8	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares	2012[1,2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	(0.00) [3]
Net realized and unrealized gain	0.09
Total income from operations	0.09

Net asset value, end of period	$10.09
Total return[4]	0.90%

Net assets, end of period (000s)	$4,034

Ratios to average net assets:
Gross expenses[5,6]	13.09%
Net expenses[5,6,7,8,9]	0.81
Net investment loss[6]	(0.03)

Portfolio turnover rate	4%

[1]	For the period June 29, 2012 (commencement of operations) to July 31, 2012 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	9

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Dynamic Multi-Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	11

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$3,961,370	—	—	$3,961,370
Purchased options	35,352	—	—	35,352
Total long-term investments	$3,996,722	—	—	$3,996,722
Short-term investments†	—	$33,000	—	33,000
Total investments	$3,996,722	$33,000	—	$4,029,722

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are

12	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Fund, as fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	13

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, and extraordinary expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the period ended July 31, 2012, fees waived and/or expenses reimbursed amounted to $44,274.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund pays a service and/or distribution fee calculated at the annual rate of 0.25% for the average daily net assets of Class A shares. Service and distribution fees are accrued daily and paid monthly.

There is a maximum initial sales charge of 5.75% for Class A shares. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

14	Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of July 31, 2012, Legg Mason and its affiliates owed 100% of the Fund.

3. Investments

During the period ended July 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,070,091
Sales	147,630

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,632
Gross unrealized depreciation	(6,687)
Net unrealized appreciation	$33,945

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2012.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$35,352

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period July 31, 2012. The table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options	$(4,424)

Legg Mason Dynamic Multi-Strategy Fund 2012 Semi-Annual Report	15

During the period July 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$16,470

5. Shares of beneficial interest

At July 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

Period Ended July 31, 2012†
Class A
Shares sold	400,000
Net increase	400,000

†	For the period June 29, 2012 (commencement of operations) to July 31, 2012.

6. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

16	Legg Mason Dynamic Multi-Strategy Fund

Board approval of management and sub-advisory agreements (unaudited)

At meetings of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio and the Fund’s Dynamic Risk Management strategy, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s assets allocated to the Fund’s Event Risk Management strategy and of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and

Legg Mason Dynamic Multi-Strategy Fund	17

other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board also referred to information regarding the fees the Manager and Sub-Advisers charged any of their respective U.S. clients investing primarily in an asset class similar to that proposed for the Fund including, where

18	Legg Mason Dynamic Multi-Strategy Fund

Board approval of management and sub-advisory agreements (unaudited) (cont’d)

applicable, institutional separate and commingled accounts and retail managed accounts. The Manager provided information which described the significant differences in the scope of services provided to investment companies, such as the Fund, and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributor would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of comparable funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds. The Board also noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2013.

Economies of scale

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason

Dynamic Multi-Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Dynamic Multi-Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Dynamic Multi-Strategy Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Legg Mason Dynamic Multi-Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014945 9/12 SR12-1750

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012